UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1370 Avenue of the Americas,

New York, NY  10019

 (Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Heritage Growth Fund, Inc.
Annual Report January 31, 2004

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

 American Heritage Growth Fund, Inc.

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

March 2004

To our valued shareholders

American Heritage Growth Fund benefited from the new bull market. The portfolio turnover increased as a function of our trading activities, in order to take advantage of the volatility of the market. Constant sector rotation will also in future make frequent changes in our portfolio necessary in order to maximize returns. During the first quarter of this calendar year the Fund ranked number one in performance among the almost 1,500 growth funds in the United States according to Bloomberg services. The expense ratio remains well above average due to the small size of the Fund.

Our next shareholders’ conference call is scheduled for July 6 at 4:30 p.m. EST. Those who would like to participate should call ahead of time for the 800-number.

I remain one of the largest shareholders and thank all other shareholders for their confidence and patience.

Yours sincerely,

American Heritage Growth Fund, Inc.

Statement of Assets and Liabilities

January 31, 2004

ASSETS

Investments in securities, at market value

(Cost $211,932) (Note 1)

$

203,912

Dividends and interest receivable

4

Due from Advisor and Officer

17,122

Receivable for securities sold

9,451

TOTAL ASSETS

230,489

LIABILITIES

Payable for securities purchased

11,465

Accrued expenses and other liabilities

7,375

TOTAL LIABILITIES

18,840

NET ASSETS

Net Assets (equivalent to $0.08 per

share based on 2,767,181 shares

of capital stock outstanding) (Note 4)

$

211,649

Composition of net assets:

Capital Stock                                                             2,767

Paid in capital

3,266,222

Accumulated net investment loss

(236,451)

Accumulated net realized loss on

Investments

(2,812,869)

Net unrealized depreciation on

Investments

(8,020)

NET ASSETS, JANUARY 31, 2004

$

211,649

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Schedule of Investment in Securities

January 31, 2004

Number of

Shares

Value

COMMON STOCKS & WARRANTS – 90.70%

BIOTECHNOLOGY – 16.01%

Crucell NV *

500

3,775

Genelabs Technologies, Inc. *

1,000

2,900

Generex Biotechnology Corp. *

1,000

1,650

Hemispherx BioPharma, Inc *

500

2,125

Medimmune, Inc. *                                          200

4,698

Nexmed, Inc. *

2,000

8,200

Serono S.A.

            250

4,795

V I Technologies, Inc. *

3,000

4,350

Viragen, Inc *

5,000

1,400

33,893

CHEMICALS – 4.14%

Dupont E I De Nemours & Co.

200

8,780

COMPUTER AND PERIPHERALS – 10.41%

Gigamedia LTD *

5,000

8,950

Simulations, Inc.

1,000

5,750

Xerox Corp. *

 500

7,320

22,020

CRUDE PETROLEUM & NATURAL GAS – 4.54%

Whiting Petroleum Corp. *

500

9,620

ELECTRIC SERVICES – 3.72%

Centerpoint Energy Resources Corp.

750

7,875

GOLD & SILVER ORES – 1.54%

Canarc Resource Corp. *

5,000

3,250

HEALTH CARE – 0.72%

FPA Medical * +

5,000

1

PHC, Inc. Class A *.

1,000

1,530

1,531

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Schedule of Investment in Securities

January 31, 2004

(Continued)

Number of

Shares

Value

LABORATORY APPARATUS– 4.17%

MFIC Corp. *

2,250

8,820

MISCELLANEOUS MATERIALS & ORES – 0.64%

MEMS USA, Inc.

   500

1,350

NEWSPAPERS – 4.55%

Thestreet Com *

2,000

9,620

SURGICAL APPLIANCES & SUPPLIES – 4.95%

Alpha Pro Tech LTD *

1,000

2,470

Biophan Technologies *

6,500

7,995

                                                                                   10,465

PHARMACEUTICALS – 23.08%

Abbott Laboratories

200

8,616

Acusphere, Inc. *

500

4,825

Ivax Corp. *

300

7,500

Merck & Co., Inc

150

7,140

Millenia Hope, Inc. *

5,000

400

Miravant Medical Technologies *

1,000

2,800

NitroMed, Inc. *

1,000

8,800

Schering Plough Corp.

500

8,770

                                                                                   48,851

RETAIL (HOME IMPROVEMENT) – 4.19%

The Home Depot, Inc

250

8,867

SECURITY BROKERS – 2.36%

TradeStation Group, Inc. *

500

4,990

TELEPHONE COMMUNICATIONS – 5.68%

AT & T Corp.

250

4,865

Vodavi Technology, Inc. *

1,000

7,160

                                                                                   12,025

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Schedule of Investment in Securities

January 31, 2004

(Continued)

Number of

Shares

Value

TOTAL COMMON STOCKS

191,957

SHORT TERM INVESTMENTS– 5.64%

First American Treasury Fund Cl S

11,955

11,955

TOTAL INVESTMENTS

(Cost $211,932)

96.34%

203,912

OTHER ASSETS LESS

LIABILITIES

3.66%

7,737

TOTAL NET ASSETS

100.00%

$

211,649

*

Non-income producing security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Statement of Operations

For the year ended January 31, 2004

INVESTMENT INCOME:

Dividends

$

1,146

Interest

2

TOTAL INVESTMENT INCOME

1,148

EXPENSES:

Trustee Fees

2,500

Investment advisory fees (Note 2)

2,376

Fund Accounting / Transfer agent fees

7,962

Audit fees

14,075

Legal fees

4,830

Custodian fees

6,812

Registration

75

Printing

1,652

Other expenses

1,030

TOTAL EXPENSES

41,312

Less: waiver of investment

Receivable from Advisor (Note 2)

(17,122)

Expense Waiver

(2,376)

NET EXPENSES

21,814

Net investment loss

(20,666)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(34,718)

Net change in unrealized

depreciation on investments

100,766

Net realized and unrealized loss

on investments

(66,048)

Net decrease in net assets

resulting from operations

$

45,382

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Statement of Changes in Net Assets

For the two years ended January 31, 2004

Year

Year

ending

 ending

January 31

January 31

2004

2003

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(20,666) $

(38,541)

Net realized loss from

investment transactions

(34,718)

(166,482)

Net change in unrealized depreciation

on investments

100,766

97,492

Net decrease in net assets

resulting from operations

45,382

(107,531)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

0

0

Capital share transactions

Proceeds from shares sold

6,500

58

Payment for shares redeemed

(10,730)

(21,875)

Net decrease from capital

share transactions

(4,230)

(21,817)

Net increase (decrease)

in net Assets

41,152

(129,348)

NET ASSETS:

Beginning of year

170,497

   299,845

End of year

$

211,649 $

170,497

CAPITAL SHARE ACTIVITY

Shares sold

87,368

689

Shares redeemed

(154,523)

(300,265)

Net decrease in shares outstanding

(67,155)

(299,576)

Shares outstanding at the

beginning of the period

2,834,336

3,133,912

Shares outstanding at the

end of the period

2,767,181

2,834,336

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Notes to Financial Statements

January 31, 2004

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued based upon the best information available to the Board of Directors.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of January 31, 2004, the Fund had available for federal income purposes an unused capital loss carryover of approximately $2,812,869, which expires between 2004 and 2019. If not utilized by then, the loss will be charged against paid in capital.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the year ending January 31, 2004, AHMC agreed to waive its investment advisory fees which amounted to $2,376.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

AHMC and Heiko H. Thieme have jointly agreed to reimburse the Fund to the extent that operating expenses of the Fund, exclusive of any expenses related to litigation or arbitration exceed 9.5% of the Fund’s average net assets. Brokerage commissions are not considered to be operating expenses for purposes of the computation of the amount of the reimbursement.  The joint agreement will be in effect until June 30, 2004.  The amount of the required reimbursement through January 31, 2004 was $17,122.  Should no payment be made by June 30 ,2004, the Fund will redeem the shares of the Fund collateralizing the agreement to the extent required and retain the cash proceeds.

During the fiscal years ended January 31, 2004 and 2003, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $11,171 and $6,055, respectively.

NOTE 3. INVESTMENTS

During the year ended January 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $2,375,475 and $2,419,646, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2004, there were 250,000,000 shares of $0.001 par value capital stock authorized of which 2,767,181 were outstanding and the total par value and paid in capital aggregated $3,266,222.

American Heritage Growth Fund, Inc.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

For fiscal years ended January 31

2004

2003

2002

2001

2000

Net asset value, beginning of period

$

0.06

0.10

0.16

$

0.16

$

0.13

Income (loss) from investment operations:

Net investment income (loss)

(0.01)

(0.01)

(0.01)

(0.02)

0.00

Net gains (losses) on securities (both

realized and unrealized)

0.03

(0.03)

(0.05)

0.02

0.03

Total from investment operations

0.02

(0.04)

(0.06)

0.00

0.03

Less distributions:

Dividends (from net investment

income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.08

$

0.06

$

0.10

$

0.16

$

0.16

Total return

33.33%

(40.00)%

(37.50)%

0.00%

23.08%

Ratios/Supplemental data:

Net assets, end of period

$

211,649

$

170,497

$

299,845

$

555,393

$

663,825

Ratio of expenses to average net assets

11.47%

18.77%

14.70%

12.41%

4.83%

Ratio of net loss to average net assets

(10.87)%

(18.66)%

(14.30)%

(10.95)%

(3.18)%

Portfolio turnover rate

1840.13%

597.61%

154.30%

212.83%

418.34%

MEYLER & COMPANY, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

INDEPENDENT AUDITOR’S REPORT

Board of Directors and Shareholders

American Heritage Growth Fund, Inc.

New York, NY

We have audited the accompanying statement of assets and liabilities of the American Heritage Growth Fund, Inc., including the schedule of investments in securities, as of January 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the fund’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.  The financial  highlights data for each of the two periods ended January 31, 2001 were audited by Larson, Allen, Weishair & Co., LLP whose auditors’ report, dated May 10, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights  referred to above present fairly, in all material respects, the financial position of the American Heritage Growth Fund, Inc. as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and  the financial highlights for each of the three years in the period then ended, in conformity with auditing standards generally accepted in the United States of America.

/s/Meyler & Company, LLC.

Middletown, NJ

March 27, 2004

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  The registrant did not adopt such a code because the Board of Directors did not believe it necessary due to the registrant’s small size and as it only has one executive officer who is also the senior financial officer.

(b)

Not applicable.

(c), (d), (e) and (f)

Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 7,000

FY 2004

$ 8,500

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

(c)

Tax Fees

Registrant

FY 2003

$ 1,200

FY 2004

$ 0

(d)

All Other Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

(e)

Not applicable..

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 0

FY 2004

$ 0

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 10.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

 (a)(2)

EX-99.CERT Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 23, 2004

* Print the name and title of each signing officer under his or her signature.

The accompanying notes are an integral part of these financial statements.

3